Average Annual Total Returns{- Templeton Foreign VIP Fund} - FTVIP Class 2-66 - Templeton Foreign VIP Fund	Class 2 Return Before Taxes Past 1 year	Class 2 Return Before Taxes Past 5 years	Class 2 Return Before Taxes Past 10 years	MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	12.53%	2.16%	3.37%	22.13%	6.01%	5.45%